Quarterly Financial Data (Unaudited) (Details) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Unaudited Quarterly Financial Data [Line Items]
Total revenues	$ 514,127,000	$ 504,496,000	$ 484,290,000	$ 466,356,000	$ 455,967,000	$ 446,934,000	$ 434,499,000	$ 416,844,000
Total revenues subsequently reclassified to discontinued operations	(5,130,000)	(5,127,000)	(5,063,000)	(4,874,000)	(4,781,000)	(4,811,000)	(4,759,000)	(4,673,000)
Operating income	159,953,000	147,850,000	141,104,000	115,953,000	74,578,000	102,631,000	95,644,000	95,837,000	564,860,000	368,690,000	424,518,000
Operating income subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(2,191,000)	(1,957,000)	(1,925,000)	(1,813,000)	(1,946,000)	(1,703,000)
(Loss) income from continuing operations	36,771,000	32,287,000	16,298,000	(8,913,000)	(49,721,000)	(2,276,000)	(13,921,000)	(22,381,000)	76,443,000	(88,299,000)	(63,220,000)
Income from continuing operations subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(1,887,000)	(1,344,000)	(1,305,000)	(1,188,000)	(1,314,000)	(1,066,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000	858,754,000	384,282,000	445,249,000
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,195,000	2,129,000	1,887,000	1,344,000	1,305,000	1,188,000	1,314,000	1,066,000
Net income	107,401,000	112,977,000	581,753,000	133,066,000	198,212,000	29,826,000	10,089,000	57,856,000	935,197,000	295,983,000	382,029,000
Net income available to Common Shares	99,016,000	104,382,000	552,457,000	123,865,000	185,870,000	25,166,000	6,343,000	51,863,000	879,720,000	269,242,000	347,794,000
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.984	$ 0.952	$ 1.271
Weighted Average Number of Shares Outstanding, Basic	295,990	295,831	294,663	292,895	285,916	282,717	282,217	280,645	294,856	282,888	273,609
Net income available to Common Shares	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18	$ 2.950	$ 0.952	$ 1.271
Weighted average Common Shares outstanding	312,731	312,844	312,199	292,895	285,916	282,717	282,217	280,645	312,065	282,888	273,609
Weighted average Units outstanding									308,062	296,527	289,167
Weighted average Units outstanding									312,065	296,527	289,167
Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Total revenues	514,127,000	504,496,000	484,290,000	466,356,000	455,967,000	446,934,000	434,499,000	416,844,000
Total revenues subsequently reclassified to discontinued operations	(5,130,000)	(5,127,000)	(5,063,000)	(4,874,000)	(4,781,000)	(4,811,000)	(4,759,000)	(4,673,000)
Operating income	159,953,000	147,850,000	141,104,000	115,953,000	74,578,000	102,631,000	95,644,000	95,837,000
Operating income subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(2,191,000)	(1,957,000)	(1,925,000)	(1,813,000)	(1,946,000)	(1,703,000)
(Loss) income from continuing operations	36,771,000	32,287,000	16,298,000	(8,913,000)	(49,721,000)	(2,276,000)	(13,921,000)	(22,381,000)
Income from continuing operations subsequently reclassified to discontinued operations	(2,195,000)	(2,129,000)	(1,887,000)	(1,344,000)	(1,305,000)	(1,188,000)	(1,314,000)	(1,066,000)
Discontinued operations, net	70,630,000	80,690,000	565,455,000	141,979,000	247,933,000	32,102,000	24,010,000	80,237,000
Discontinued operations, net from properties sold subsequent to the respective reporting period	2,195,000	2,129,000	1,887,000	1,344,000	1,305,000	1,188,000	1,314,000	1,066,000
Net income	107,401,000	112,977,000	581,753,000	133,066,000	198,212,000	29,826,000	10,089,000	57,856,000
Net Income (Loss) Available to Common Stockholders, Basic	103,521,000	109,124,000	578,215,000	129,640,000	194,802,000	26,397,000	6,656,000	54,486,000
Net income per share - basic	$ 0.33	$ 0.35	$ 1.88	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
Weighted average Units outstanding	309,120	308,884	307,954	306,248	299,363	296,348	295,898	294,450
Net income available to Units	$ 0.33	$ 0.35	$ 1.85	$ 0.42	$ 0.65	$ 0.09	$ 0.02	$ 0.18
Weighted average Units outstanding	312,731	312,844	312,199	306,248	299,363	296,348	295,898	294,450
Scenario, Previously Reported [Member]
Unaudited Quarterly Financial Data [Line Items]
Total revenues	519,257,000	509,623,000	489,353,000	471,230,000	460,748,000	451,745,000	439,258,000	421,517,000
Operating income	162,148,000	149,979,000	143,295,000	117,910,000	76,503,000	104,444,000	97,590,000	97,540,000
(Loss) income from continuing operations	38,966,000	34,416,000	18,185,000	(7,569,000)	(48,416,000)	(1,088,000)	(12,607,000)	(21,315,000)
Discontinued operations, net	68,435,000	78,561,000	563,568,000	140,635,000	246,628,000	30,914,000	22,696,000	79,171,000
Scenario, Previously Reported ERPOP [Member] | Operating Partnership [Member]
Unaudited Quarterly Financial Data [Line Items]
Total revenues	519,257,000	509,623,000	489,353,000	471,230,000	460,748,000	451,745,000	439,258,000	421,517,000
Operating income	162,148,000	149,979,000	143,295,000	117,910,000	76,503,000	104,444,000	97,590,000	97,540,000
(Loss) income from continuing operations	38,966,000	34,416,000	18,185,000	(7,569,000)	(48,416,000)	(1,088,000)	(12,607,000)	(21,315,000)
Discontinued operations, net	$ 68,435,000	$ 78,561,000	$ 563,568,000	$ 140,635,000	$ 246,628,000	$ 30,914,000	$ 22,696,000	$ 79,171,000